UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

Tekla Healthcare Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/14

Item 1.  Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

(Unaudited)

SHARES			VALUE
		CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a) (b) — 3.9% of Net Assets
		Biotechnologies/Biopharmaceuticals — 0.3%
3,696,765		EBI Life Sciences, Inc. Series A (c)	$18,854
4,118,954		Euthymics Biosciences, Inc. Series A (c)	1,582,914
3,696,765		Neurovance, Inc. Series A (c)	287,608
24,058,158		Neurovance, Inc. Series A-1 (c)	1,871,725
			3,761,101
		Healthcare Services — 1.1%
5,384,615		PHT Corporation Series D (c)	9,153,845
1,204,495		PHT Corporation Series E (c)	2,192,181
149,183		PHT Corporation Series F (c)	423,680
			11,769,706
		Medical Devices and Diagnostics — 2.5%
3,364,723		AlterG, Inc. Series C	1,379,536
114,158		CardioKinetix, Inc. Series C (c)	1,606,089
205,167		CardioKinetix, Inc. Series D (c)	781,071
632,211		CardioKinetix, Inc. Series E (c)	1,799,905
580,225		CardioKinetix, Inc. Series F (c)	1,982,281
N/A	(d)	CardioKinetix, Inc. warrants (expiration 12/11/19) (c)	0
N/A	(d)	CardioKinetix, Inc. warrants (expiration 6/03/20) (c)	0
12,695		CardioKinetix, Inc. warrants (expiration 8/15/24) (c)	0
3,109,861		Dynex Technologies, Inc. Series A (c)	1,554,931
142,210		Dynex Technologies, Inc. warrants (expiration 4/01/19) (c)	0
11,335		Dynex Technologies, Inc. warrants (expiration 5/06/19) (c)	0
7,145,838		IlluminOss Medical, Inc. Series C-1 (c)	2,739,714
11,410,347		Insightra Medical, Inc. Series C (c)	4,830,000
3,669,024		Labcyte, Inc. Series C	2,615,647
160,767		Labcyte, Inc. Series D	133,372
3,109,861		Magellan Diagnostics, Inc. Series A (c)	2,131,188
142,210		Magellan Diagnostics, Inc. warrants (expiration 4/01/19) (c)	0
11,335		Magellan Diagnostics, Inc. warrants (expiration 5/06/19) (c)	0
13,823,805		Palyon Medical Corporation Series A (c)	691
27,100,879		Palyon Medical Corporation Series B (c)	47,156
N/A	(d)	Palyon Medical Corporation warrants (expiration 4/26/19) (c)	0
65,217		TherOx, Inc. Series H	652
149,469		TherOx, Inc. Series I	1,495
4,720,000		Tibion Corporation Series B	0
N/A	(d)	Tibion Corporation warrants (expiration 7/12/17)	0
N/A	(d)	Tibion Corporation warrants (expiration 10/30/17)	0
N/A	(d)	Tibion Corporation warrants (expiration 11/28/17)	0
3,750,143		Veniti, Inc. Series A (c)	3,789,519
1,881,048		Veniti, Inc. Series B (c)	1,994,851
1,031,378		Veniti, Inc. Series C (c)	1,180,000
			28,568,098
		TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $47,539,900)	44,098,905

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT
	CONVERTIBLE AND NON-CONVERTIBLE NOTES - 0.7%
	Convertible Notes — 0.7%
	Medical Devices and Diagnostics — 0.1%
$1,725,000	Insightra Medical, Inc., 8.00% due 11/1/15 (Restricted) (a) (c)	1,725,000
53,818	Palyon Medical Corporation, 8.00% due 5/15/15 (Restricted) (a) (c)	2,691
37,421	Palyon Medical Corporation, 8.00% due 6/15/15 (Restricted) (a) (c)	1,871
		1,729,562
	Pharmaceuticals — 0.6%
3,500,000	Spectrum Pharmaceuticals Inc., 2.75% due 12/15/18	3,303,125
3,150,000	TetraLogic Pharmaceuticals Corp, 8.00% due 6/15/19 (g)	3,122,437
		6,425,562
	TOTAL CONVERTIBLE NOTES	8,155,124

	Non-Convertible Notes (Restricted)(a) (b) — 0.0%
	Medical Devices and Diagnostics — 0.0%
342,899	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
40,596	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
	TOTAL NON-CONVERTIBLE NOTES	0
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $8,987,020)	52,254,029

SHARES
	COMMON STOCKS AND WARRANTS — 87.3%
	Biotechnologies/Biopharmaceuticals — 52.3%
156,670	Acorda Therapeutics, Inc. (b)	6,403,102
297,306	Alexion Pharmaceuticals, Inc. (b)	55,010,529
178,717	Alkermes plc (b)	10,465,668
156,627	Allergan, Inc.	33,297,334
244,165	Amgen Inc.	38,893,043
163,461	Biogen Idec, Inc. (b)	55,486,836
406,545	BioMarin Pharmaceutical Inc. (b)	36,751,668
993,770	Celgene Corporation (b)	111,163,112
418,470	Celladon Corporation (b)	8,172,719
10,996	Celladon Corporation warrants (Restricted, expiration 10/10/18) (a) (b)	119,746

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Common Stocks and Warrants — continued
	Biotechnologies/Biopharmaceuticals — continued
2,723	Ceres, Inc. warrants (Restricted, expiration 9/05/15) (a) (b)	$0
997,392	Gilead Sciences, Inc. (b)	94,014,170
231,593	Infinity Pharmaceuticals, Inc. (b)	3,911,606
583,078	Neurocrine Biosciences, Inc. (b)	13,025,962
132,644	Regeneron Pharmaceuticals, Inc. (b)	54,417,201
679,100	Sangamo BioSciences, Inc. (b)	10,329,111
635,199	Verastem, Inc. (b)	5,805,719
495,387	Vertex Pharmaceuticals, Inc. (b)	58,851,976
		596,119,502
	Drug Delivery — 0.8%
613,357	Heron Therapeutics, Inc. (b)	6,170,371
230,000	Heron Therapeutics, Inc. warrants (Restricted, expiration 7/01/16) (a) (b)	1,127,920
828,360	IntelliPharmaceutics International Inc. (b) (c)	1,872,094
460,200	IntelliPharmaceutics International Inc. warrants (Restricted, expiration 2/01/16) (a) (b) (c)	197,886
		9,368,271
	Drug Discovery Technologies — 3.3%
508,323	Incyte Corporation (b)	37,163,495

	Generic Pharmaceuticals — 11.3%
195,216	Actavis plc (b)	50,250,551
594,432	Akorn, Inc. (b)	21,518,438
245,214	Impax Laboratories, Inc. (b)	7,768,380
504,293	Mylan, Inc. (b)	28,426,996
44,098	Perrigo Company plc (f)	7,371,422
59,850	Sagent Pharmaceuticals, Inc. (b)	1,502,833
196,358	Teva Pharmaceutical Industries Ltd. (e)	11,292,549
		128,131,169
	Healthcare Services — 6.8%
247,541	Aetna, Inc.	21,989,067
891,470	Allscripts Healthcare Solutions, Inc. (b)	11,384,072
231,000	Catamaran Corporation (b)	11,954,250
60,000	Centene Corporation (b)	6,231,000
222,222	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	944,443
67,862	McKesson Corporation	14,086,794
212,541	Molina Healthcare, Inc. (b)	11,377,320
		77,966,946
	Medical Devices and Diagnostics — 3.4%
505,041	Accuray, Inc. (b)	3,813,060
286,540	Alere, Inc. (b)	10,888,520
160,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	114,375
38,597	IDEXX Laboratories, Inc. (b)	5,722,777
55,987	Illumina, Inc. (b)	10,334,080
208	Songbird Hearing, Inc. (Restricted) (a) (b)	139

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Common Stocks and Warrants — continued
	Medical Devices and Diagnostics — continued
60,645	Thermo Fisher Scientific Inc.	$7,598,212
		38,471,163
	Pharmaceuticals — 9.4%
185,000	AbbVie Inc.	12,106,400
202,600	Bristol-Myers Squibb Co.	11,959,478
147,000	Endo International PLC (b)	10,601,640
535,266	Ironwood Pharmaceuticals, Inc. (b)	8,200,275
85,209	Jazz Pharmaceuticals plc (b)	13,951,269
673,204	Pfizer, Inc.	20,970,305
137,693	Shire plc (e)	29,265,270
		107,054,637
	TOTAL COMMON STOCKS AND WARRANTS (Cost $508,314,708)	994,275,183

	EXCHANGE TRADED FUND — 1.5%
57,670	iShares Nasdaq Biotechnology ETF	17,494,195
	TOTAL EXCHANGE TRADED FUND (Cost $11,259,768)	17,494,195
	TOTAL INVESTMENTS BEFORE MILESTONE INTEREST - 93.4% (Cost $576,101,396)	1,064,023,407

INTEREST
	MILESTONE INTEREST (Restricted)(a) (b) — 0.0%
	Biotechnologies/Biopharmaceuticals — 0.0%
1	Targegen Milestone Interest	0
	TOTAL MILESTONE INTERESTS (Cost $4,194,994)	0
	TOTAL INVESTMENTS - 93.4% (Cost $580,296,390)	1,064,023,407
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6%	75,377,367
	NET ASSETS - 100%	$1,139,400,774

(a)	Security fair valued. See Investment Valuation for Fair Value Measurements.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $43,767,745).
(d)	Number of warrants to be determined at a future date.
(e)	American Depository Receipt
(f)	Foreign security.
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) have established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value, are valued in good faith by the Adviser using a fair value process pursuant to policies and procedures approved by the Trustees described below. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are typically valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At December 31, 2014, the cost of securities for Federal income tax purposes was $ 580,296,390. The net unrealized gain on securities held by the Fund was $ 483,727,017, including gross unrealized gain of $ 505,409,454 and gross unrealized loss of $21,682,437.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended December 31, 2014 were as follows:

Issuer	Value on September 30, 2014	Purchases	Sales	Income	Value on December 31, 2014
CardioKinetix, Inc.	$4,548,481	$1,982,283	$361,416		$6,169,346
Dynex Technologies, Inc.	1,554,931	—	—		1,554,931
EBI Life Sciences, Inc. Series A	18,854	—	—		18,854
Euthymics Biosciences, Inc. Series A	1,582,914	—	—		1,582,914
IlluminOss Medical, Inc. Series C-1	2,232,357	507,357	—		2,739,714
Insightra Medical, Inc.	4,830,000	1,725,000	—		6,555,000
IntelliPharmaceutics International Inc.	2,787,891	—	—		2,069,980
Magellan Diagnostics, Inc.	2,131,188	—	—		2,131,188
Neurovance, Inc.	2,159,333	—	—		2,159,333
Palyon Medical Corporation	954,225	91,239	—		52,409
PHT Corporation	11,769,706	—	—		11,769,706
Veniti, Inc.	5,784,370	1,180,000	—		6,964,370
	$40,354,250	$5,485,879	$361,416	$0	$43,767,745

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

(Unaudited, continued)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 to value the Fund’s net assets. For the period ended December 31, 2014, there were no transfers between Levels 1 and 2. The Fund accounts for transfers between levels at the beginning of the period.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnologies/Biopharmaceuticals			$3,761,101	$3,761,101
Healthcare Services			11,769,706	11,769,706
Medical Devices and Diagnostics			28,568,098	28,568,098
Convertible and Non-Convertible Notes
Medical Devices and Diagnostics			1,729,562	1,729,562
Pharmaceuticals		$6,425,562	—	6,425,562
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	$595,999,756	—	119,746	596,119,502
Drug Delivery	8,042,465	—	1,325,806	9,368,271
Drug Discovery Technologies	37,163,495	—	—	37,163,495
Generic Pharmaceuticals	128,131,169	—	—	128,131,169
Healthcare Services	77,022,503	—	944,443	77,966,946
Medical Devices and Diagnostics	38,356,649	—	114,514	38,471,163
Pharmaceuticals	107,054,637	—	—	107,054,637
Exchange Traded Fund	17,494,195	—	—	17,494,195
Other Assets	—	—	534,402	534,402
Total	$1,009,264,869	$6,425,562	$48,867,378	$1,064,557,809

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

	Balance as of September 30, 2014	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of December 31, 2014
Convertible Preferred and Warrants
Biotechnologies/Biopharmaceuticals	$3,761,101	$(2,726)	$2,726	$—	$—	$3,761,101
Healthcare Services	11,769,706	—	—	—	—	11,769,706
Medical Devices and Diagnostics	25,804,838	(906,591)	3,669,851	—	—	28,568,098
Convertible and Non-Convertible Notes
Medical Devices and Diagnostics	361,416	(86,681)	1,816,243	(361,416)	—	1,729,562
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	55,750	63,996	—	—	—	119,746
Drug Delivery	1,245,808	79,998	—	—	—	1,325,806
Drug Discovery Technologies	18	(18)	—	—	—	—
Healthcare Services	1,166,665	(222,569)	347	—	—	944,443
Medical Devices and Diagnostics	93,648	20,866	—	—	—	114,514
Other Assets	684,958	—	7,438	(157,994)	—	534,402
Total	$44,943,908	$(1,053,725)	$5,496,605	$(519,410)	$—	$48,867,378
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2014						$(1,053,708)

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

(Unaudited, continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 12/31/2014	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$1,559,927	Public market price	None	N/A
	27,449,205	Adjuted Capital asset pricing model	Discount Rate	13%-39% (17.88%)
			Price to sales multiple	1.2-5.7 (2.91)
			Revenue growth rate	12%-148% (91.11%)
	18,377,115	Independent valuation	None	N/A
	1,481,132	Probability adjusted value	Probability of events	10%-100% (20.80%)
			Timing of events	0.0-2.83 (0.80) years
$48,867,378

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 4% of the Fund’s net assets at December 31, 2014.

At December 31, 2014, the Fund had commitments of $806,154 relating to additional investments in two private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2014. The Fund on its own does not have the right to demand that such securities be registered.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

(Unaudited, continued)

	Acquisition			Carrying Value
Security (#)	Date		Cost	per Unit		Value
AlterG, Inc. Series C Cvt. Pfd.	4/12/13		$2,053,934	$0.41		$1,379,536
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08		2,379,165	14.07		1,606,089
Series D Cvt. Pfd.	12/10/10		785,619	3.81		781,071
Series E Cvt. Pfd.	9/14/11		1,803,981	2.85		1,799,905
Series F Cvt. Pfd.	12/04/14		1,982,283	3.42		1,982,281
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		177	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		177	0.00		0
Warrants (expiration 8/15/24)	08/15/14		181	0.00		0
Celladon Corporation Warrants (expiration 10/10/18)	10/10/13		145	10.89		119,746
Cercacor Laboratories, Inc. Common	3/31/98		0	0.71		114,375
Ceres, Inc. Warrants (expiration 9/05/15)	9/05/07		28	0.00		0
Dynex Technologies, Inc.
Series A Cvt. Pfd.	1/03/12	††	287,751	0.50		1,554,931
Warrants (expiration 4/01/19)	1/03/12	††	86	0.00		0
Warrants (expiration 5/06/19)	1/03/12	††	7	0.00		0
EBI Life Sciences, Inc. Series A Cvt. Pfd.	12/29/11	††	19,566	0.01		18,854
Euthymics Biosciences, Inc. Series A Cvt. Pfd.	7/14/10 - 5/21/12		3,792,632	0.38		1,582,914
Heron Therapeutics, Inc. Warrants (expiration 7/01/16)	6/30/11		1,236	4.90		1,127,920
IlluminOss Medical, Inc Series C -1Cvt. Pfd.	9/26/2012-6/13/14		2,740,787	0.38		2,739,714
InnovaCare, Inc. Common	12/21/12	††	965,291	4.25		944,443
Insightra Medical, Inc. Series C Cvt. Pfd.	4/29/2013-4/17/14		4,838,251	0.42		4,830,000
Cvt. Promissory Note	12/08/14		1,725,000	100		1,725,000
IntelliPharmaCeutics International, Inc.
Warrants (expiration 2/01/16)	1/31/11		165	0.43		197,886
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05		1,925,938	0.71		2,615,647
Series D Cvt. Pfd.	12/21/12		102,912	0.83		133,372
Magellan Diagnostics, Inc.
Series A Cvt. Pfd.	11/28/06 - 10/01/09		1,454,604	0.69		2,131,188
Warrants (expiration 4/01/19)	4/03/09		515	0.00		0
Warrants (expiration 5/06/19)	5/12/09		41	0.00		0
Neurovance, Inc.
Series A Cvt. Pfd.	12/29/11	††	293,005	0.08		287,608
Series A-1 Cvt. Pfd.	10/11/12 - 10/10/13		1,879,031	0.08		1,871,725
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09		2,978,869	0.00	†	691
Series B Cvt. Pfd.	6/28/13		1,891,844	0.00	†	47,156

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

(Unaudited, continued)

Warrants (expiration 4/26/19)	4/25/12	0	0.00	0
Cvt. Promissory Note	11/13/14	53,818	0.05	2,691
Cvt. Promissory Note	12/16/14	37,421	0.05	1,871
PHT Corporation
Series D Cvt. Pfd.	7/23/01	4,206,263	1.70	9,153,845
Series E Cvt. Pfd.	9/12/03 - 10/19/04	941,783	1.82	2,192,181
Series F Cvt. Pfd.	7/21/08	122,594	2.84	423,680
Songbird Hearing, Inc. Common	12/14/00	3,004,861	0.67	139
Targegen Milestone Interest	7/20/10	4,194,994	0	0
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00, 8/21/07	3,002,748	0.01	652
Series I Cvt. Pfd.	7/08/05	579,958	0.01	1,495
Tibion Corporation
Series B Cvt. Pfd.	2/23/11	1,302,544	0.00	0
Warrants (expiration 7/12/17)	7/12/12	0	0.00	0
Warrants (expiration 10/30/17)	10/30/12	0	0.00	0
Warrants (expiration 11/28/17)	11/28/12	0	0.00	0
Non-Cvt. Promissory Note	7/12/12	343,226	0.00	0
Non-Cvt. Promissory Note	4/12/13	40,598	0.00	0
Veniti, Inc.
Series A Cvt. Pfd.	2/28/11	3,269,499	1.01	3,789,519
Series B Cvt. Pfd.	5/24/13	1,723,156	1.06	1,994,851
Series C Cvt. Pfd.	12/12/14	1,180,000	1.14	1,180,000
		$57,906,684		$48,328,414

(#) See Schedule of Investments and corresponding footnotes for more information on each issuer.

†   Carrying value per unit is greater than $0.00 but less than 0.01.

†† Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/26/15

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/26/15